STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2022	368,875	$0.23	5 years
Options granted	584,500	0.96
Options exercised	-
Forfeited	(94,750)	0.79
Options outstanding, end of the year	858,625	$0.67	6 years

Options exercisable, as of December 31, 2023	389,500